BUSINESS COMBINATIONS - Acquisition of Xappia (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 29, 2021	Oct. 21, 2020	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Loss on remeasurement of contingent consideration			$ 204
Xappia
Disclosure of detailed information about business combination [line items]
Closing payment		$ 3,500
Period prior to applicable date of share issuance		60 days
Additional closing payment payable		$ 3,000
Payment for contingent consideration	$ 2,410
Loss on remeasurement of contingent consideration			$ 1,025
Xappia | Tranche 1 Shares
Disclosure of detailed information about business combination [line items]
Closing payment		1,750
Xappia | Tranche 2 Shares
Disclosure of detailed information about business combination [line items]
Closing payment		$ 750
Period prior to closing date		12 months
Xappia | Tranche 3 Shares
Disclosure of detailed information about business combination [line items]
Closing payment		$ 1,000
Period prior to closing date		30 months